Annual Fund Operating Expenses	Apr. 30, 2026
Ancora Income Fund | class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.87%	[2]
Ancora Income Fund | class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.35%	[3]
Acquired Fund Fees and Expenses	0.01%	[1],[3]
Expenses (as a percentage of Assets)	0.86%	[3]
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	0.86%	[2],[3]
Ancora/Thelen Small-Mid Cap | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.00%	[4]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.20%	[5]
Ancora/Thelen Small-Mid Cap | Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.00%	[4]
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.19%)	[5]
Net Expenses (as a percentage of Assets)	1.00%	[5]
Ancora Dividend Value Equity Fund | CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.09%	[7]
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.01%	[7]
Ancora Dividend Value Equity Fund | CLASS S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[8]
Distribution and Service (12b-1) Fees	0.00%	[8]
Other Expenses (as a percentage of Assets):	0.32%	[8]
Acquired Fund Fees and Expenses	0.01%	[6],[8]
Expenses (as a percentage of Assets)	1.08%	[7],[8]
Fee Waiver or Reimbursement	(0.32%)	[8]
Net Expenses (as a percentage of Assets)	0.00%	[7],[8]

[1]	These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
[2]	The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.285% for Class I shares and 1.00% for Class S shares. These fee waivers are expected to continue indefinitely but shall remain in effect until at least April 30, 2027 (subject to termination prior to such date only by a vote of the Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders). The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation. See “Fund Details – Investment Advisor” for details on this fee waiver agreement.
[3]	Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts. Class S shares were not offered prior to the date of this prospectus.
[4]	These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
[5]	The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.39% for Class I shares and 1.00% for Class S shares. These fee waivers are expected to continue indefinitely but shall remain in effect until at least April 30, 2027 (subject to termination prior to such date only by a vote of the Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders). The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation. See “Fund Details – Investment Advisor” for details on this fee waiver agreement.
[6]	These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
[7]	The Total Annual Fund Operating Expenses do not take into account the fee waiver arrangement between the Advisor and the Trust. Such parties have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.00% for Class I shares and 0.75% for Class S shares. These fee waivers are expected to continue indefinitely but shall remain in effect until at least April 30, 2027 (subject to termination prior to such date only by a vote of the Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation. See Fund Details – Investment Advisor for details on this fee waiver agreement.
[8]	Other Expenses and Acquired Fund Fees and Expenses for Class S Shares are based on estimated amounts. Class S Shares were not offered prior to the date of this Prospectus.